Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2014
Employee benefit plans
Net periodic benefit cost of defined benefit plans

	Millions of yen
	Six months ended September 30
	2013	2014
Service cost	¥4,237	¥3,882
Interest cost	1,721	1,545
Expected return on plan assets	(2,486)	(2,866)
Amortization of net actuarial losses	1,336	1,063
Amortization of prior service cost	(574)	(573)

Net periodic benefit cost	¥4,234	¥3,051

	Millions of yen
	Three months ended September 30
	2013	2014
Service cost	¥2,070	¥1,945
Interest cost	861	772
Expected return on plan assets	(1,243)	(1,433)
Amortization of net actuarial losses	668	589
Amortization of prior service cost	(287)	(285)

Net periodic benefit cost	¥2,069	¥1,588